------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                               September 30, 2000
                               ------------------


                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
================================================================================
To Our Shareholders:

The Value Line Asset Allocation Fund posted a total return of 2.83% for the six months ended September 30, 2000. This compared with a total return of -3.59% for the unmanaged Standard & Poor's 500 Index and a total return of 4.12% for the Lehman Government/Credit Bond Index.

This was a turbulent six-month period, and a particularly rough one for technology-sector stocks, as seen by the 19% drop in the NASDAQ Composite Index. In that light, we were pleased with the Fund's positive return for the period, especially given that NASDAQ stocks play a significant role in the portfolio.

Diversification across asset classes and across industries protected the Fund's assets, as did good individual stock selection. For most of the six months, we were 50%-60% invested in stocks, 30%-35% in bonds, and 10%-20% in cash equivalents. The asset allocation is determined by Value Line's proprietary models, which incorporate variables such as stock prices and interest rates. At the individual stock level, we invest in issues that have strong earnings momentum and strong relative price momentum. We are quick to sell stocks that no longer meet these criteria. The portfolio currently holds about 200 stocks.

In recent weeks, we have raised our stock allocation target to 70%, due mainly to the decline in stock prices. A further drop in stock prices or interest rates could cause our model to raise this target again.

Thank you for investing with us.


                                             Sincerely,

                                             /s/ Jean Bernhard Buttner

                                             Jean Bernhard Buttner
                                             Chairman and President

October 26, 2000

--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
================================================================================

Economic Observations

The U.S. economy is now clearly proceeding along a slower growth track as we move through the final months of the year. Evidence of this deceleration in business activity can be found in the most recent figures on manufacturing, retail spending, and employment. Overall, we estimate that GDP growth will average 3%, or so, over the balance of the year. Thereafter, we would expect the pace of economic activity to hold at these comparatively restrained levels through 2001, as the succession of interest-rate hikes voted for by the Federal Reserve Board over the past year and a half continues to have the hoped-for effect of stabilizing the economy at comfortably lower growth levels.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with sustained increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a moderate increase in cost pressures could still evolve over the next few quarters, particularly if energy prices continue their uncontrolled ascent for several months and the aforementioned moderation in economic growth fails to continue into 2001, two events that we do not currently expect to take place.

Meanwhile, the Federal Reserve, taking note of the current slower pace of business activity and the comparatively muted inflation figures, is likely to maintain a relatively stable monetary stance over the next several quarters. Indeed, should oil prices reverse course and move back down to the $25-$30-a-barrel level, as seems logical given the expected moderation in underlying demand, or the economy slows more then we now expect, it is conceivable that the central bank's next move could be to lower interest rates sometime next year.


 Performance Data:*
                                                Average
                                             Annual Total
                                                Return
                                             ------------
1 year ended 9/30/00.....................       19.58%
5 years ended 9/30/00....................       21.38%
From 8/24/93 (commencement
  of operations) to 9/30/00..............       20.31%

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
                                                                               3

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
================================================================================

  Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS (57.9%)

          ADVERTISING (0.7%)
  21,000  ADVO, Inc.*.........................................      $    693,000
   2,000  Getty Images, Inc.*.................................            60,875
  11,400  Omnicom Group, Inc. ................................           831,488
   8,000  TMP Worldwide, Inc.*................................           644,000
                                                                    ------------
                                                                       2,229,363

          AEROSPACE/DEFENSE
          (0.2%)
  12,500  General Dynamics Corp...............................           785,156

          AIR TRANSPORT (0.0%)
   4,000  Atlantic Coast Airlines
          Holdings, Inc.*.....................................           128,750

          BANK--MIDWEST (0.6%)
  16,500  Fifth Third Bancorp.................................           888,937
  13,000  Northern Trust Corp.................................         1,155,375
                                                                    ------------
                                                                       2,044,312

          BEVERAGE--
            ALCOHOLIC (0.4%)
  12,000  Constellation Brands, Inc.
            Class "A"*........................................           651,750
  10,000  Coors (Adolph) Co.
            Class "B".........................................           631,875
                                                                    ------------
                                                                       1,283,625

          BUILDING MATERIALS
            (0.3%)
  25,000  Insituform Technologies,
            Inc. Class "A"*...................................           840,625

          CABLE TV (0.4%)
  27,200  EchoStar Communications
            Corp. Class "A"*..................................         1,434,800

          CHEMICAL--
            DIVERSIFIED (0.1%)
   9,000  Millipore Corp......................................           435,935

          COMPUTER &
            PERIPHERALS (3.5%)
  27,000  Avocent Corporation*................................         1,488,375
  49,324  Cisco Systems, Inc.*................................         2,725,151
  11,000  EMC Corp.*..........................................         1,090,375
   8,000  Hewlett-Packard Co..................................           776,000
  17,000  In-Focus Corporation................................           901,000
   6,000  International Business
            Machines Corp.....................................           675,000
  10,000  Network Appliance, Inc.*............................         1,273,750
  21,000  Silicon Storage
            Technology, Inc.*.................................           570,937
  14,000  Sun Microsystems, Inc.*.............................         1,634,500
   6,000  Zebra Technologies Corp.
            Class "A"*........................................           288,375
                                                                    ------------
                                                                      11,423,463

          COMPUTER SOFTWARE
            & SERVICES (7.3%)
  56,000  Actuate Corp.*......................................         1,934,625
  12,000  Adobe Systems, Inc..................................         1,863,000
  12,000  Advent Software, Inc.*..............................           838,500
  15,000  Aspen Technology, Inc.*.............................           676,875
  21,000  CACI International, Inc.
            Class "A"*........................................           450,188
  12,000  Cognizant Technology
            Solutions Corp.
            Class "A"*........................................           468,000
  16,000  Cognos Inc.*........................................           652,000
  13,000  Comverse Technology, Inc.*..........................         1,404,000
   9,000  Documentum, Inc.*...................................           730,687
  15,000  Fiserv, Inc.*.......................................           898,125
  12,000  Intuit Inc.*........................................           684,000
  10,000  IONA Technologies
            PLC (ADR)*........................................           695,000
  25,500  MapInfo Corp.*......................................           798,469
  26,000  Mercury Interactive Corp.*..........................         4,075,500
   3,000  Micromuse, Inc.*....................................           602,813
  33,750  Paychex, Inc. ......................................         1,771,875
  28,000  Peregrine Systems, Inc.*............................           530,250

--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2000
================================================================================

  Shares                                                               Value
--------------------------------------------------------------------------------

          COMPUTER SOFTWARE
            & SERVICES (7.3%)
            (continued)
  20,000  Rational Software Corp.*............................      $  1,387,500
  24,000  Siebel Systems, Inc.*...............................         2,671,500
   7,500  TIBCO Software, Inc.*...............................           633,281
                                                                    ------------
                                                                      23,766,188

          DIVERSIFIED
            COMPANIES (0.7%)
   4,000  SPX Corp.*..........................................           567,750
   8,000  Textron, Inc........................................           369,000
  20,000  Tyco International Ltd..............................         1,037,500
   6,000  United Technologies Corp............................           415,500
                                                                    ------------
                                                                       2,389,750

          DRUG (5.0%)
  20,000  Andrx Group*........................................         1,867,500
  33,000  Corvas International, Inc.*.........................           767,250
  16,000  Dura Pharmaceuticals, Inc.*.........................           566,000
  11,000  Elan Corporation PLC
            (ADR)*............................................           602,250
   9,000  Forest Laboratories, Inc.*..........................         1,032,188
  10,000  Genzyme Corp.--
            General Division*.................................           681,875
  12,000  Immunex Corp.*......................................           522,000
   8,000  Inhale Therapeutic
            Systems*..........................................           451,000
  24,000  Ivax Corp.*.........................................         1,104,000
   4,000  Medicis Pharmaceutical
            Corp. Class "A"*..................................           246,000
  24,000  Millennium
            Pharmaceuticals, Inc.*............................         3,505,500
   4,000  Pharmacopeia, Inc.*.................................           102,000
   9,000  QLT Inc.*...........................................           637,875
   8,000  Sepracor, Inc.*.....................................           981,500
  23,981  Shire Pharmaceuticals
            Group PLC (ADR)*..................................         1,238,019
  16,000  Titan Pharmaceuticals, Inc.*........................         1,040,000
   9,000  Vertex Pharmaceuticals
            Incorporated*.....................................           760,500
   4,000  Watson
            Pharmaceuticals, Inc.*                                       259,500
                                                                    ------------
                                                                      16,364,957

          ELECTRIC UTILITY--
            CENTRAL (0.4%)
  20,000  AES Corp. (The)*....................................         1,370,000

          ELECTRIC UTILITY--
            WEST (1.0%)
  32,000  Calpine Corp.*......................................         3,340,000

          ELECTRICAL
            EQUIPMENT (1.4%)
  14,000  AVX Corp............................................           364,875
  22,000  C&D Technologies, Inc...............................         1,248,500
  30,000  Cable Design
            Technologies Corp.*...............................           729,375
   3,000  Corning Inc.........................................           891,000
  24,000  Power-One, Inc.*....................................         1,452,375
                                                                    ------------
                                                                       4,686,125

          ELECTRONICS (2.9%)
  19,000  Adaptive Broadband Corp.*...........................           370,500
  13,000  Alpha Industries, Inc.*.............................           442,812
  10,000  Avnet, Inc. ........................................           283,750
   7,000  Exar Corp.*.........................................           847,000
  11,270  Flextronics
            International Ltd.*...............................           925,549
  20,000  Gemstar TV Guide
            International, Inc.*..............................         1,743,750
   5,000  JDS Uniphase Corp.*.................................           473,437
  12,000  KEMET Corp.*........................................           331,500
  21,000  Nu Horizons
            Electronics Corp.*................................           584,063
  22,000  Plexus Corp.*.......................................         1,551,000
  27,300  Symbol Technologies, Inc............................           981,094

--------------------------------------------------------------------------------
                                                                               5

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
================================================================================

  Shares                                                               Value
--------------------------------------------------------------------------------

  19,000  Titan Corp.*........................................      $    313,500
  15,000  Vishay Intertechnology, Inc.*.......................           461,250
                                                                    ------------
                                                                       9,309,205

          ENTERTAINMENT (1.1%)
  18,234  Clear Channel
            Communications, Inc.*.............................         1,030,221
   7,600  Cox Radio, Inc. Class "A"*..........................           132,525
  10,400  Time Warner, Inc. ..................................           813,800
  22,000  Univision Communications,
            Inc. Class "A"*...................................           822,250
  10,850  Viacom, Inc. Class "B"*.............................           634,725
                                                                    ------------
                                                                       3,433,521

          FINANCIAL SERVICES--
            DIVERSIFIED (1.1%)
  10,500  American International
            Group, Inc........................................         1,004,719
  24,000  AmeriCredit Corp.*..................................           691,500
  20,000  Citigroup, Inc......................................         1,081,250
  19,500  Metris Companies Inc................................           770,250
                                                                    ------------
                                                                       3,547,719

          FOOD WHOLESALERS
            (0.3%)
  18,000  SYSCO Corp..........................................           833,625

          FOREIGN
            TELECOMMUNICATIONS (0.4%)
  22,000  Nortel Networks Corp................................         1,310,375

          FURNITURE/HOME
            FURNISHINGS (0.1%)
  15,000  Ethan Allen Interiors, Inc..........................           424,687

          GROCERY (0.2%)
  30,000  Kroger Co.*.........................................           676,875

          HEALTHCARE
            INFORMATION
            SYSTEMS (0.1%)
  40,000  Hooper Holmes, Inc..................................           380,400

          HOTEL/GAMING (0.4%)
  18,000  International Game
            Technology*.......................................           605,250
  24,000  Mandalay Resort Group*..............................           615,000
                                                                    ------------
                                                                       1,220,250

          HOUSEHOLD PRODUCTS
            (0.4%)
  37,500  Salton, Inc.*.......................................         1,211,719

          INDUSTRIAL SERVICES (1.3%)
  17,000  Administaff, Inc.*..................................         1,286,900
   9,000  Celestica, Inc.*....................................           623,250
   6,000  Professional Detailing, Inc.*.......................           342,000
  13,000  Quanta Services, Inc.*..............................           357,500
  38,000  Robert Half
            International, Inc.*..............................         1,318,125
  16,000  TeleTech Holdings, Inc.*............................           396,000
                                                                    ------------
                                                                       4,323,775

          INSURANCE--
            LIFE (0.1%)
   6,000  AXA Financial, Inc..................................           305,625

          INSURANCE--
            PROPERTY &
            CASUALTY (1.4%)
  25,000  Ace Limited.........................................           981,250
   9,000  Chubb Corporation (The).............................           712,125
  29,000  Old Republic International
            Corporation.......................................           697,813
  16,000  PartnerRe Ltd.......................................           759,000
  14,000  St. Paul Companies,
          Inc. (The)..........................................           690,375
  10,000  XL Capital Ltd......................................           735,000
                                                                    ------------
                                                                       4,575,563

--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2000
================================================================================

  Shares                                                               Value
--------------------------------------------------------------------------------
          INTERNET (1.3%)
   2,600  America Online, Inc.*...............................      $    139,750
  32,000  Exodus Communications,
            Inc.*.............................................         1,580,000
   3,800  Juniper Networks, Inc.*.............................           831,962
  15,000  Macromedia, Inc.*...................................         1,212,188
   6,000  Portal Software, Inc.*..............................           240,000
   1,720  VeriSign, Inc.*.....................................           348,408
                                                                    ------------
                                                                       4,352,308

          MACHINERY (0.2%)
  12,000  Dover Corp..........................................           563,250

          MEDICAL SERVICES (1.9%)
  18,000  Advance Paradigm, Inc.*.............................           759,375
   5,000  Affymetrix, Inc.*...................................           249,375
  35,000  Health Management
            Associates, Inc.*.................................           728,438
   8,000  Myriad Genetics, Inc.*..............................           688,000
   3,000  Quest Diagnostics, Inc.*............................           344,250
  20,000  Tenet Healthcare Corp.*.............................           727,500
  23,000  Triad Hospitals, Inc.*..............................           675,625
  10,000  Universal Health
            Services, Inc.*...................................           856,250
  11,000  Wellpoint Health
            Networks, Inc.*...................................         1,056,000
                                                                    ------------
                                                                       6,084,813

          MEDICAL SUPPLIES (2.8%)
  23,000  Allergan, Inc.......................................         1,942,062
  17,000  Alpharma Inc. Class "A".............................         1,039,125
  20,000  AmeriSource Health Corp.
            Class "A"*........................................           940,000
  26,000  Aradigm Corp.*......................................           596,375
   4,000  Beckman Coulter, Inc................................           308,500
  28,000  Bindley Western
            Industries, Inc...................................           896,000
  15,334  Medtronic, Inc......................................           794,493
  24,000  Patterson Dental Co.*...............................           540,000
  11,000  PolyMedica Corp.*...................................           471,625
   8,000  Techne Corp.*.......................................           896,000
  15,000  Varian Medical Systems,
            Inc.*.............................................           677,813
                                                                    ------------
                                                                       9,101,993

          METAL FABRICATING
            (0.3%)
  16,000  Shaw Group, Inc.*...................................         1,128,000

          NATURAL GAS--
            DIVERSIFIED (0.3%)
  10,000  Enron Corp..........................................           876,250

          NEWSPAPER (0.1%)
  10,000  Tribune Co..........................................           436,250

          OILFIELD SERVICES/
            EQUIPMENT (0.4%)
  22,000  Hanover Compressor Co.*.............................           724,625
  18,000  National-Oilwell, Inc.*.............................           562,500
                                                                    ------------
                                                                       1,287,125
          PRECISION
            INSTRUMENT (2.2%)
  12,000  Newport Corp........................................         1,911,187
  22,500  Orbotech Ltd.*......................................         1,230,469
  13,000  PerkinElmer, Inc....................................         1,356,875
   8,000  Tektronix, Inc......................................           614,500
  24,000  Waters Corp.*.......................................         2,136,000
                                                                    ------------
                                                                       7,249,031

          PUBLISHING (0.5%)
  12,000  McGraw-Hill
            Companies, Inc....................................           762,750
  13,000  Reader's Digest Association,
            Inc. Class "A"....................................           459,062
   4,500  Reuters Group PLC (ADR).............................           505,688
                                                                    ------------
                                                                       1,727,500

          RECREATION (0.3%)
  18,000  Harley-Davidson, Inc................................           861,750

--------------------------------------------------------------------------------
                                                                               7

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
================================================================================

  Shares                                                              Value
--------------------------------------------------------------------------------
          RESTAURANT (0.8%)
  24,000  Brinker International, Inc.*........................      $    723,000
  19,500  Cheesecake Factory,
            Inc. (The)*.......................................           843,375
  19,000  Darden Restaurants, Inc.............................           395,438
  16,000  Jack In The Box, Inc.*..............................           343,000
  40,000  Ruby Tuesday, Inc...................................           450,000
                                                                    ------------
                                                                       2,754,813

          RETAIL BUILDING
            SUPPLY (0.8%)
  11,000  Fastenal Co. .......................................           633,875
  27,000  Home Depot, Inc. (The)..............................         1,432,688
  14,560  Lowe's Companies, Inc...............................           653,380
                                                                    ------------
                                                                       2,719,943

          RETAIL--SPECIAL
            LINES (2.8%)
  38,000  Bed Bath & Beyond Inc.*.............................           926,844
  62,000  Chico's FAS, Inc.*..................................         2,108,000
  16,500  Cost Plus, Inc.*....................................           497,063
  15,750  Dollar Tree Stores, Inc.*...........................           638,859
  18,000  Insight Enterprises, Inc.*..........................           490,500
  31,500  Intimate Brands, Inc.
            Class "A".........................................           588,656
  16,000  Linens `N' Things, Inc.*............................           408,000
  17,000  Michaels Stores, Inc.*..............................           680,000
  25,500  Quiksilver, Inc.*...................................           490,875
  10,000  RadioShack Corp.....................................           646,250
  24,000  Tiffany & Co........................................           925,500
   9,000  ValueVision International,
            Inc. Class "A"*...................................           226,125
  11,500  Zale Corp.*.........................................           373,031
                                                                    ------------
                                                                       8,999,703

          RETAIL STORE (1.2%)
  30,000  Family Dollar Stores, Inc...........................           577,500
  17,000  Kohl's Corp.*.......................................           980,688
  18,400  Target Corp. .......................................           471,500
  42,000  Wal-Mart Stores, Inc................................         2,021,250
                                                                    ------------
                                                                       4,050,938

          SEMICONDUCTOR (5.8%)
  18,000  Advanced Micro
            Devices, Inc.*....................................           425,250
   8,000  Analog Devices, Inc.*...............................           660,500
   5,200  Applied Micro
            Circuits Corp.*...................................         1,076,725
  36,000  Atmel Corp.*........................................           546,750
   7,000  C-Cube Microsystems Inc.*...........................           143,500
  15,000  GaSonics
            International Corp.*..............................           183,750
  11,000  ICOS Vision Systems
            Corporation N.V.*.................................           333,437
  15,000  Integrated Device
            Technology, Inc.*.................................         1,357,500
  15,000  International
            Rectifier Corp.*..................................           758,438
  10,000  Lattice Semiconductor
            Corp.*............................................           537,500
   7,000  Mattson Technology, Inc.*...........................           104,125
  15,000  Nanometrics, Inc.*..................................           801,562
   9,000  PMC-Sierra, Inc.*...................................         1,937,250
  16,000  QLogic Corp*........................................         1,408,000
   3,600  SDL, Inc.*..........................................         1,108,800
  60,000  Semtech Corp.*......................................         2,587,500
   8,000  Silicon Image, Inc.*................................           198,500
  23,000  TelCom Semiconductor,
            Inc.*.............................................           342,125
  43,500  TranSwitch Corp.*...................................         2,773,125
  38,000  TriQuint Semiconductor,
            Inc.*.............................................         1,384,625
  11,000  Varian Semiconductor
          Equipment Associates,
            Inc.*.............................................           411,813
                                                                    ------------
                                                                      19,080,775

          SHOE (0.2%)
  12,000  Timberland Co. Class "A"*...........................           492,000

--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2000
================================================================================

  Shares                                                              Value
--------------------------------------------------------------------------------
          TELECOMMUNICATIONS EQUIPMENT (2.9%)
  30,000  ADC Telecommunications,
            Inc.*.............................................      $    806,719
  10,000  Black Box Corp.*....................................           466,250
   5,000  C-Cor.net Corp.*....................................            76,562
   3,798  Harmonic, Inc.*.....................................            91,152
  35,000  Oak Technology, Inc.*...............................           958,125
  60,000  Polycom, Inc.*......................................         4,018,125
  10,000  Scientific-Atlanta, Inc.............................           636,250
  27,000  SpectraSite Holdings, Inc.*.........................           501,188
  17,000  Tekelec*............................................           558,875
  10,000  Tellabs, Inc.*......................................           477,500
   4,000  Tollgrade
            Communications, Inc.*.............................           555,250
  23,000  Westell Technologies, Inc.
            Class "A"*........................................           296,125
                                                                    ------------
                                                                       9,442,121

          TELECOMMUNICATION
            SERVICES (1.1%)
   9,000  ADTRAN, Inc.*.......................................           382,922
   8,000  Copper Mountain
            Networks, Inc.*...................................           300,000
  35,100  DyCom Industries, Inc.*.............................         1,461,037
  38,000  Metromedia Fiber Network,
            Inc. Class "A"*...................................           923,875
  10,000  Nextel Communications, Inc.
            Class "A"*........................................           467,500
                                                                    ------------
                                                                       3,535,334

          WIRELESS
            NETWORKING (0.2%)
   8,000  Puma Technology, Inc.*..............................           162,500
  12,000  RF Micro Devices Inc.*..............................           376,500
   3,000  Sawtek Inc.*........................................           115,547
                                                                    ------------
                                                                         654,547
                                                                    ------------
        TOTAL
          COMMON STOCKS
        (Cost $112,989,289)...................................       189,474,832
                                                                    ------------

 Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (8.2%)
  $ 6,500,000  United States Treasury
                  Notes 6.500%,
                  10/15/06....................................        6,678,750
    5,000,000  United States Treasury
                  Notes 5.500%,
                  2/15/08.....................................        4,870,315
    2,500,000  United States Treasury
                  Notes 6.000%,
                  8/15/09.....................................        2,510,157
    3,000,000  United States Treasury
                  Notes 5.750%,
                  8/15/10.....................................        2,987,814
    8,500,000  United States Treasury
                  Bonds 7.250%,
                  8/15/22**...................................        9,660,786

               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $26,517,533).............................       26,707,822



--------------------------------------------------------------------------------
                                                                               9

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)
================================================================================
 Principal
  Amount                                                               Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (22.0%)
  $ 4,000,000  Federal National Mortgage
                  Association Notes
                  6.750%, 8/15/02.............................     $  4,017,956
    4,000,000  Federal Home Loan
                  Mortgage Corp.
                  Debentures 7%,
                  2/15/03.....................................        4,042,716
    8,000,000  Federal Home Loan
                  Mortgage Corp.
                  Debentures 5%,
                  1/15/04.....................................        7,643,536
    8,000,000  Federal National Mortgage
                  Association Notes
                  5.625%, 5/14/04.............................        7,769,072
    4,000,000  Federal Home Loan
                  Mortgage Corp.
                  Debentures 6.25%,
                  7/15/04.....................................        3,961,912
    4,000,000  Federal National Mortgage
                  Association Notes
                  6.500%, 8/15/04.............................        3,994,784
    5,000,000  Federal National Mortgage
                  Association Notes
                  7.125%, 2/15/05.............................        5,107,170
    3,000,000  Federal National Mortgage
                  Association Notes
                  5.750%, 6/15/05.............................        2,903,256
    6,000,000  Federal National Mortgage
                  Association Notes
                  7.000%, 7/15/05.............................        6,104,184
    2,000,000  Private Export Funding
                  Corporation Notes
                  Series "J" 7.650%,
                  5/15/06.....................................        2,095,748
    5,000,000  Federal National Mortgage
                  Association Notes
                  7.125%, 3/15/07.............................        5,126,180
    2,000,000  Federal National Mortgage
                  Association Notes
                  5.250%, 1/15/09.............................        1,806,102
  $ 7,500,000  Federal National Mortgage
                  Association Notes
                  6.625%, 9/15/09.............................        7,431,630
    6,000,000  Federal Home Loan
                  Mortgage Corp.
                  Debentures 7.000%,
                  3/15/10.....................................        6,090,450
    2,000,000  Federal National Mortgage
                  Association Notes
                  7.125%, 6/15/10.............................        2,046,074
    2,000,000  Federal Home Loan
                  Mortgage Corp.
                  Debentures 6.750%,
                  9/15/29.....................................        1,969,994

               TOTAL
               U.S. GOVERNMENT
               AGENCY
               OBLIGATIONS
                  (Cost $71,977,522)..........................       72,110,764

               TOTAL INVESTMENT
               SECURITIES (88.1%)
                  (Cost $211,484,344).........................      288,293,418


SHORT-TERM INVESTMENTS (12.1%)

U.S. TREASURY OBLIGATIONS (2.4%)
  $ 4,000,000  United States Treasury
                  Notes 5.250%,
                  5/31/01.....................................     $  3,971,252
    4,000,000  United States Treasury
                  Notes 5.750%,
                  6/30/01.....................................        3,982,500
                                                                   ------------
                                                                      7,953,752

--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2000
================================================================================
 Principal
  Amount                                                               Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (9.7%)
   (including accrued interest)
  $15,700,000  Collateralized by
                  $15,895,000 U.S.
                  Treasury Notes 5.500%,
                  due 5/31/03, (with
                  Morgan Stanley
                  Dean Witter & Co.,
                  6.35%, dated 9/29/00,
                  due 10/2/00, delivery
                  value $15,708,308)..........................     $ 15,705,539
   16,000,000  Collateralized by
                  $14,285,000 U.S.
                  Treasury Bonds 7.250%,
                  due 5/15/16, (with
                  Warburg Dillon
                  Read LLC,
                  6.35%, dated 9/29/00,
                  due 10/2/00, delivery
                  value $16,008,467)..........................       16,005,644
                                                                   ------------
                                                                     31,711,183
                                                                   ------------

               TOTAL SHORT-TERM
               INVESTMENTS
                  (Cost $39,705,889)..........................       39,664,935
                                                                   ------------

LIABILITIES IN EXCESS OF CASH
AND RECEIVABLES (-0.2%).......................................         (552,831)
                                                                   ------------

NET ASSETS (100%) ............................................     $327,405,522
                                                                   ============

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER OUTSTANDING SHARE
   ($327,405,522/15,249,674
   shares outstanding)........................................     $      21.47
                                                                   ============

*    Non-income producing

(ADR) American Depositary Receipts

** A portion of this security is segregated to cover initial margin requirements on the following open short financial futures contracts:

                               Number of            Unrealized        Contract
                               Contracts            Gain (Loss)        Value
                               -------------------------------------------------
Russell 2000 Index
  December/00                     26                $193,700         $6,856,200
S&P 500 Index
  December/00                     17                 261,587          6,178,225
S&P MidCap 400
  Index December/00               17                  83,300          4,635,050



See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              11

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at September 30, 2000 (unaudited)
================================================================================

Assets:
Investment securities, at value
  (Cost--$211,484,344)..........................                   $288,293,418
Short-term investments
  (Cost--$39,705,889)...........................                     39,664,935
Cash ...........................................                         75,716
Receivable for capital shares sold .............                      2,960,385
Dividends and interest receivable ..............                      1,294,824
Receivable for securities sold .................                        872,166
Variation margin on futures contracts ..........                        161,025
Prepaid expenses ...............................                          6,000
                                                                   ------------
      Total Assets .............................                    333,328,469
                                                                   ------------
Liabilities:
Payable for capital shares
  repurchased ..................................                      5,485,688
Payable for securities purchased ...............                        129,950
Accrued expenses:
  Advisory fee payable .........................                        174,750
  Service and distribution plan
    fees payable................................                         66,921
  Other ........................................                         65,638
                                                                   ------------
      Total Liabilities ........................                      5,922,947
                                                                   ------------
Net Assets .....................................                   $327,405,522
                                                                   ============
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 15,249,674 shares)................                   $     15,250
Additional paid-in capital .....................                    240,988,548
Undistributed net investment income ............                      4,272,146
Undistributed net realized gain
  on investments................................                      4,822,871
Net unrealized appreciation
  of investments................................                     77,306,707
                                                                   ------------
Net Assets .....................................                   $327,405,522
                                                                   ============
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($327,405,522/15,249,674
  shares outstanding) ..........................                   $      21.47
                                                                   ============


Statement of Operations
for the six months ended September 30, 2000 (unaudited)
================================================================================

Investment Income:
Interest .......................................                   $  3,629,666
Dividend (net of foreign
  withholding tax of $1,157)....................                        144,543
                                                                   ------------
      Total Income .............................                      3,774,209
                                                                   ------------
Expenses:
Advisory fee ...................................                        993,713
Service and distribution plan fee ..............                        382,197
Custodian fees .................................                         35,574
Transfer agent fees ............................                         25,508
Insurance, dues and other ......................                         21,808
Auditing and legal fees ........................                         20,816
Accounting & bookkeeping expense ...............                         16,200
Registration and filing fees ...................                         14,242
Printing .......................................                         13,179
Directors' fees and expenses ...................                         12,413
                                                                   ------------
      Total Expenses before
        custody credits ........................                      1,535,650
      Less: custody credits ....................                         (2,586)
                                                                   ------------
      Net Expenses .............................                      1,533,064
                                                                   ------------
Net Investment Income ..........................                      2,241,145
                                                                   ------------
Net Realized and Unrealized Gain
  (Loss) on Investments:
    Net Realized Loss
      (includes $377,678 gain on
      futures contracts)........................                     (1,254,328)
    Change in Net Unrealized
      Appreciation..............................                      7,499,328
                                                                   ------------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  on Investments ...............................                      6,245,000
                                                                   ------------
Net Increase in Net Assets
  from Operations ..............................                   $  8,486,145
                                                                   ============


See Notes to Financial Statements.

--------------------------------------------------------------------------------
12

                                          Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the six months ended September 30, 2000
(unaudited) and for the year ended March 31, 2000
================================================================================

                                                                           Six Months Ended
                                                                          September 30, 2000     Year Ended
                                                                              (unaudited)       March 31,2000
                                                                          -----------------------------------
Operations:
  Net investment income ............................................      $  2,241,145           $  4,654,461
  Net realized (loss) gain on investments ..........................        (1,254,328)            19,644,832
  Change in net unrealized appreciation ............................         7,499,328             30,989,677
                                                                          -----------------------------------
  Net increase in net assets from operations........................         8,486,145             55,288,970
                                                                          -----------------------------------

Distributions to Shareholders:
  Net investment income ............................................               --              (3,082,826)
  Net realized gain from investment transactions....................               --             (15,937,464)
                                                                          -----------------------------------
  Total distributions ..............................................               --             (19,020,290)
                                                                          -----------------------------------

Capital Share Transactions:
  Proceeds from sale of shares .....................................       109,085,262            253,957,020
  Proceeds from reinvestment of distributions to shareholders.......               --              17,807,565
  Cost of shares repurchased .......................................      (101,880,723)          (178,850,176)
                                                                          -----------------------------------
  Net increase from capital share transactions......................         7,204,539             92,914,409
                                                                          -----------------------------------

Total Increase in Net Assets .......................................        15,690,684            129,183,089

Net Assets:
  Beginning of period ..............................................       311,714,838            182,531,749
                                                                          -----------------------------------
  End of period ....................................................      $327,405,522           $311,714,838
                                                                          ===================================

Net undistributed investment income, at end of period ..............      $  4,272,146           $  2,031,001
                                                                          ===================================



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              13

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)
================================================================================

1.   Significant Accounting Policies

Value Line Asset  Allocation  Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

--------------------------------------------------------------------------------
14

                                          Value Line Asset Allocation Fund, Inc.

                                                              September 30, 2000
================================================================================

(F) Financial Futures Contracts. A financial futures contract is an agreement between two parties to buy or sell financial instruments at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker cash, or U.S. Government securities, equal to the minimum "initial margin" requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

2.   Capital Share Transactions

Transactions in capital stock were as follows:

                                                        Six Months
                                                          Ended       Year Ended
                                                      Sept. 30, 2000   March 31,
                                                        (unaudited)      2000
                                                      --------------------------
Shares sold ......................................    5,422,323       12,960,862
Shares issued in
  reinvestment of dividends
  and distributions ..............................         --            928,929
                                                      --------------------------
                                                      5,422,323       13,889,791
Shares repurchased ...............................    5,103,896        9,104,678
                                                      --------------------------
Net increase .....................................      318,427        4,785,113
                                                      ==========================

3.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                               Six Months Ended
                                                              September 30, 2000
                                                                  (unaudited)
                                                              ------------------
PURCHASES:
U.S. Treasury and U.S. Government
  Agency Obligations .................................           $ 58,148,987
Other Investment Securities ..........................             53,308,214
                                                                 ------------
                                                                 $111,457,201
                                                                 ============
SALES:
U.S. Treasury and U.S. Government
  Agency Obligations .................................           $ 50,462,011
Other Investment Securities ..........................             78,199,388
                                                                 ------------
                                                                 $128,661,399
                                                                 ============

At September 30, 2000, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $251,190,751. The aggregate appreciation and depreciation of investments at September 30, 2000, based on a comparison of investment values and their costs for federal income tax purposes was $88,270,289 and $10,964,100 respectively, resulting in a net appreciation of $77,306,189.

--------------------------------------------------------------------------------
                                                                              15

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)                     September 30, 2000
================================================================================

4.   Advisory Fees,  Service and Distribution  Plan Fees and  Transactions  With
     Affiliates:

An advisory fee of $993,713 was paid or payable to the Adviser for the six months ended September 30, 2000. The fee was computed at an annual rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a
wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended September 30, 2000, fees amounting to $382,197 were paid or payable to the Distributor under this Plan.

For the six months ended September 30, 2000, the Fund's expenses were reduced by $2,586 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the six months ended September 30, 2000, the Fund paid brokerage commissions totaling $32,389 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 2000, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 3,489,645 shares of the Fund's capital stock, representing 22.9% of the outstanding shares. In addition, certain officers and directors of the Fund owned 340,040 shares of capital stock, representing 2.2% of the outstanding shares.

5.   Financial Instrument with Off-Balance Sheet Risk

During the six months ended September 30, 2000, the Fund sold stock index futures contracts to hedge its portfolio positions against price fluctuations. Futures contracts involve elements of credit and market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of the Fund's exposure to off-balance sheet risk. At September 30, 2000 the Fund held an open short position of 26 Russell 2000 Index contracts, 17 S&P 500 Index contracts, and 17 S&P Mid-Cap 400 Index contracts all expiring in December 2000, with a total notional value of $17,669,475.

The Fund purchases or sells futures contracts only on exchanges or a board of trade. The exchange or board of trade acts as the counterparty to the Fund's futures transactions; therefore, the Fund's credit risk is limited to the failure of the exchange or board of trade. The Fund bears the market risk which arises from any changes in security values.

--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

Financial Highlights
================================================================================
Selected data for a share of capital stock outstanding throughout each period:

                                            Six Months
                                              Ended                                 Years Ended March 31,
                                          Sept. 30, 2000     ---------------------------------------------------------------
                                           (unaudited)          2000          1999          1998         1997         1996
                                          ----------------------------------------------------------------------------------
Net asset value,
  beginning of period ..................     $  20.88        $  17.99      $  16.32      $  13.64      $  14.13     $  11.58
                                          ----------------------------------------------------------------------------------

Income from investment
  operations:
  Net investment income.................          .14             .33           .03           .22           .30          .10
  Net gains on securities
    (both realized
    and unrealized).....................          .45            4.04          1.92          4.54          2.15         3.86
                                          ----------------------------------------------------------------------------------
    Total from investment
      operations........................          .59            4.37          1.95          4.76          2.45         3.96
                                          ----------------------------------------------------------------------------------

Less distributions:
  Dividends from net
    investment income ..................           --            (.24)         (.02)         (.26)         (.25)        (.12)
  Distributions from
    realized gains  ....................           --           (1.24)         (.26)        (1.82)        (2.69)       (1.29)
                                          ----------------------------------------------------------------------------------
  Total distributions  .................           --           (1.48)         (.28)        (2.08)        (2.94)       (1.41)
                                          ----------------------------------------------------------------------------------
Net asset value,
  end of period ........................     $  21.47        $  20.88      $  17.99      $  16.32      $  13.64     $  14.13
                                          ==================================================================================
Total return  ..........................         2.83%+         25.02%        12.16%        37.36%        17.49%       35.13%
                                          ==================================================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) .......................     $327,406        $311,715      $182,532      $123,488      $ 74,981     $ 55,803
Ratio of operating expenses
  to average net assets.................          .99%(2)*       1.03%(2)      1.08%(1)      1.15%(1)      1.23%(1)     1.38%(1)
Ratio of net investment income
  to average net assets.................         1.45%*          1.93%         0.30%         1.46%         1.95%         .99%
Portfolio turnover rate  ...............           38%+            72%          129%          139%          192%         244%


(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been 1.02% for the year ended March 31, 2000, and unchanged for the six month period ended September 30, 2000 (unaudited).

+    Not annualized

*    Annualized


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              17

Value Line Asset Allocation Fund, Inc.

================================================================================




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18

                                          Value Line Asset Allocation Fund, Inc.

================================================================================





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--------------------------------------------------------------------------------
                                                                              19

Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
================================================================================

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and the National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
20

INVESTMENT ADVISER            Value Line, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

DISTRIBUTOR                   Value Line Securities, Inc.
                              220 East 42nd Street
                              New York, NY 10017-5891

CUSTODIAN BANK                State Street Bank and Trust Co.
                              225 Franklin Street
                              Boston, MA 02110

SHAREHOLDER                   State Street Bank and Trust Co.
SERVICING AGENT               c/o NFDS
                              P.O. Box 219729
                              Kansas City, MO 64121-9729

INDEPENDENT                   PricewaterhouseCoopers LLP
ACCOUNTANTS                   1177 Avenue of the Americas
                              New York, NY 10036

LEGAL COUNSEL                 Peter D. Lowenstein, Esq.
                              Two Sound View Drive, Suite 100
                              Greenwich, CT 06830

DIRECTORS                     Jean Bernhard Buttner
                              John W. Chandler
                              Frances T. Newton
                              Francis C. Oakley
                              David H. Porter
                              Paul Craig Roberts
                              Marion N. Ruth
                              Nancy-Beth Sheerr

OFFICERS                      Jean Bernhard Buttner
                              Chairman and President
                              Stephen E. Grant
                              Vice President
                              Bruce H. Alston
                              Vice President
                              Alan N. Hoffman
                              Vice President
                              David T. Henigson
                              Vice President and
                              Secretary/Treasurer
                              Stephen La Rosa
                              Assistant Secretary/Treasurer


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants, and, accordingly, they do not express an opinion thereon.

This unaduited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

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